COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
New Zealand
Commitments and Contingencies [Line Items]
Schedule of Minimum Purchase Commitments
Total purchase commitments for each of the next five years for New Zealand as of December 31, 2020, based on exchange rates as of that date, are as follows:

Years Ending December 31,
2021	$113,592
2022	86,658
2023	28,140
2024	15,894
2025	9,582

Bolivia
Commitments and Contingencies [Line Items]
Schedule of Minimum Purchase Commitments	Total purchase commitments for each of the next five years for Bolivia as of December 31, 2020 are as follows:

Years Ending December 31,
2021	$18,817
2022	2,358
2023	2,110
2024	2,110
2025	2,110